Short-Term Bank Loan (Details) - 6 months ended Mar. 31, 2023 ¥ in Millions	USD ($) m²	CNY (¥) m²
Short Term Bank Loan [Line Items]
Loan agreement	$ 1,456,000	¥ 10.0
Working capital period	1 year
Maturity date	Mar. 28, 2024
Fixed interest rate	3.65%	3.65%
Building property	11,205.83	11,205.83
Carrying value	$ 2,400,000	¥ 16.7
Properties value	$ 4,800,000	¥ 33.0
Changzhou Zhongjin [Member]
Short Term Bank Loan [Line Items]
Building property	16,595.64	16,595.64
Carrying value	$ 200,000	¥ 1.6
Changzhou Zhongjin [Member] | Bank of Jiangsu [Member]
Short Term Bank Loan [Line Items]
Building property	11,205.83	11,205.83